Wilmington International Fund
PORTFOLIO OF INVESTMENTS¢
January 31, 2026 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 94.8%
AUSTRALIA − 2.2%
ANZ Group Holdings Ltd.	31,134	$795,662
Aristocrat Leisure Ltd.	7,096	264,656
BHP Group Ltd.	53,996	1,901,438
Brambles Ltd.	19,032	296,866
Commonwealth Bank of Australia	15,948	1,658,701
Computershare Ltd.	3,596	81,908
CSL Ltd.	4,493	567,609
Fortescue Ltd.	20,724	303,054
Goodman Group	21,685	464,034
Insurance Australia Group Ltd.	38,506	203,784
Lynas Rare Earths Ltd.*	18,300	189,874
Macquarie Group Ltd.	4,683	691,920
National Australia Bank Ltd.	30,801	930,212
Northern Star Resources Ltd.	17,282	348,273
Origin Energy Ltd.	21,472	176,434
Pro Medicus Ltd.	642	82,312
QBE Insurance Group Ltd.	8,727	119,961
Rio Tinto Ltd.	5,361	565,756
Stockland	49,102	184,296
Suncorp Group Ltd.	15,490	183,370
Transurban Group	37,419	363,491
Wesfarmers Ltd.	11,010	639,106
Westpac Banking Corp.	35,799	967,729
WiseTech Global Ltd.	1,689	68,216
Woolworths Group Ltd.	12,274	264,444
TOTAL AUSTRALIA		$12,313,106
AUSTRIA − 1.5%
BAWAG Group AG*	31,066	5,059,629
Erste Group Bank AG	17,475	2,268,182
Wienerberger AG	41,947	1,387,240
TOTAL AUSTRIA		$8,715,051
BELGIUM − 0.8%
KBC Group NV	15,873	2,237,111
UCB SA	8,442	2,555,717
TOTAL BELGIUM		$4,792,828
BRAZIL − 1.6%
Banco BTG Pactual SA	145,529	1,652,523
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	38,406	1,029,994
Localiza Rent a Car SA	118,967	1,095,009
Localiza Rent a Car SA, Preference Shares*	4,575	40,692
PicS NV*	4,400	79,200
PRIO SA*	347,700	3,360,225
Rede D'Or Sao Luiz SA	163,100	1,310,626
Wheaton Precious Metals Corp.	5,634	742,249
TOTAL BRAZIL		$9,310,518
Description	Number of Shares	Value
CANADA − 6.8%
Agnico Eagle Mines Ltd.	5,178	$984,301
Alimentation Couche-Tard, Inc.	8,612	448,040
AltaGas Ltd.	7,077	213,456
Bank of Montreal#	6,918	941,791
Bank of Nova Scotia (The)	64,403	4,814,912
Barrick Mining Corp.	15,154	692,678
Brookfield Asset Management Ltd., Class A	5,007	248,760
Brookfield Corp.	21,921	999,256
CAE, Inc.*	5,011	160,599
Canadian Imperial Bank of Commerce	9,358	864,841
Canadian National Railway Co.	5,853	563,056
Canadian Pacific Kansas City Ltd.	8,986	667,986
Celestica, Inc.*	1,178	331,024
CGI, Inc.	2,708	232,089
Constellation Software, Inc.	152	280,520
Dollarama, Inc.	3,289	443,235
Enbridge, Inc.	70,577	3,445,271
Fairfax Financial Holdings Ltd.	148	244,244
Fortis, Inc.	8,169	435,552
Franco-Nevada Corp.	2,059	481,978
Gildan Activewear, Inc.	2,811	182,638
iA Financial Corp., Inc.	2,219	272,655
Imperial Oil Ltd.	6,411	647,715
Intact Financial Corp.	890	162,039
Keyera Corp.	12,049	408,019
Kinross Gold Corp.	12,142	382,366
Loblaw Cos. Ltd.	7,815	351,651
Magna International, Inc.	5,532	282,806
Manulife Financial Corp.	19,268	733,985
National Bank of Canada	2,841	338,525
Nutrien Ltd.	60,616	4,173,429
Pan American Silver Corp.	4,919	268,014
Pembina Pipeline Corp.	13,584	564,450
Power Corp. of Canada	4,930	248,627
RB Global, Inc.	1,466	166,405
Restaurant Brands International, Inc.	3,486	233,561
Rogers Communications, Inc., Class B	5,243	197,914
Royal Bank of Canada	38,236	6,366,442
Saputo, Inc.	4,380	132,141
Shopify, Inc., Class A*	11,108	1,457,545
Stantec, Inc.	899	89,091
Sun Life Financial, Inc.	6,809	429,047
TC Energy Corp.	12,467	730,999
Thomson Reuters Corp.	1,801	198,994
Toronto-Dominion Bank (The)	16,348	1,527,886
Tourmaline Oil Corp.	13,165	623,033
WSP Global, Inc.	1,195	231,014
TOTAL CANADA		$38,894,580
CHILE − 0.5%
Lundin Mining Corp.	109,197	2,754,685
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
Description	Number of Shares	Value
CHINA − 6.7%
Alibaba Group Holding Ltd.	154,360	$3,343,238
Alibaba Group Holding Ltd., ADR	15,093	2,559,169
DiDi Global, Inc., ADR*	431,036	2,030,180
Duality Biotherapeutics, Inc.*	17,381	733,766
Fuyao Glass Industry Group Co. Ltd., Class H	68,672	587,643
Fuyao Glass Industry Group Co. Ltd., Class A	76,770	680,949
Hesai Group, ADR*,#	35,656	851,109
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*,#	178,367	1,562,860
KE Holdings, Inc., ADR	56,699	1,061,405
KE Holdings, Inc., Class A	139,688	898,519
Kweichow Moutai Co. Ltd., Class A	4,200	845,364
Kweichow Moutai Co. Ltd., Class A	1,400	282,277
Luxshare Precision Industry Co. Ltd., Class A	224,000	1,663,455
Meituan, Class B*	110,390	1,373,499
NAURA Technology Group Co. Ltd., Class A	23,260	1,588,071
NetEase, Inc.	46,020	1,207,627
OmniVision Integrated Circuits Group, Inc., Class A	57,440	1,000,169
PDD Holdings, Inc., ADR*	10,528	1,063,854
PICC Property & Casualty Co. Ltd., Class H	1,981,289	4,106,075
Shenzhen Inovance Technology Co. Ltd.	61,400	658,322
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	12,905	686,210
Tencent Holdings Ltd.	86,540	6,713,078
Trip.com Group Ltd., ADR	25,857	1,586,844
Yangzijiang Shipbuilding Holdings Ltd.	43,352	113,824
Zhongsheng Group Holdings Ltd.#	541,941	808,184
TOTAL CHINA		$38,005,691
CZECH REPUBLIC − 0.1%
CSG NV*	11,445	414,519
DENMARK − 1.1%
Novo Nordisk A/S, Class B	34,503	2,023,790
ROCKWOOL A/S, Class B	33,505	1,135,650
Royal Unibrew A/S	35,546	3,334,368
TOTAL DENMARK		$6,493,808
FINLAND − 0.2%
Wartsila OYJ Abp	33,087	1,341,313
FRANCE − 4.8%
Capgemini SE	11,681	1,816,605
Cie de Saint-Gobain SA	18,110	1,786,458
Cie Generale des Etablissements Michelin SCA	49,137	1,825,966
Dassault Aviation SA	3,821	1,448,445
Elis SA	69,368	2,014,521
Engie SA	149,430	4,445,884
LVMH Moet Hennessy Louis Vuitton SE	2,710	1,756,806
Pernod Ricard SA#	16,482	1,466,833
Publicis Groupe SA	19,738	1,969,980
Rexel SA	48,671	2,050,380
Technip Energies NV	43,709	1,711,818
Thales SA	6,025	1,828,284
TotalEnergies SE	45,744	3,315,715
TOTAL FRANCE		$27,437,695
Description	Number of Shares	Value
GERMANY − 4.9%
Allianz SE	4,146	$1,827,197
Brenntag SE	34,870	2,124,524
Deutsche Telekom AG	95,422	3,186,265
E.ON SE	185,057	3,918,818
Heidelberg Materials AG	7,773	2,131,135
IONOS Group SE*	41,580	1,343,067
Rheinmetall AG	803	1,695,696
SAP SE	11,188	2,261,915
Siemens AG	14,809	4,499,051
Talanx AG	23,034	2,907,807
United Internet AG	56,345	1,836,685
TOTAL GERMANY		$27,732,160
GREECE − 0.7%
Alpha Bank SA	467,770	2,245,608
Hellenic Telecommunications Organization SA	89,690	1,676,573
TOTAL GREECE		$3,922,181
HONG KONG − 2.3%
AIA Group Ltd.	541,261	6,259,896
CK Asset Holdings Ltd.	48,696	285,739
Hong Kong & China Gas Co. Ltd.	250,362	236,194
Hong Kong Exchanges & Clearing Ltd.	59,662	3,300,766
Link REIT	39,653	182,324
Prudential PLC	140,257	2,311,685
Sun Hung Kai Properties Ltd.	23,593	379,621
Techtronic Industries Co. Ltd.	23,457	319,782
TOTAL HONG KONG		$13,276,007
HUNGARY − 0.3%
OTP Bank Nyrt	13,146	1,656,207
INDIA − 1.3%
HDFC Bank Ltd., ADR	67,597	2,188,791
ICICI Bank Ltd., ADR	86,971	2,547,381
Infosys Ltd., ADR#	97,573	1,715,333
MakeMyTrip Ltd.*,#	16,523	1,030,705
TOTAL INDIA		$7,482,210
INDONESIA − 0.8%
Bank Central Asia Tbk PT	10,096,974	4,451,451
Jardine Matheson Holdings Ltd.	2,637	191,895
TOTAL INDONESIA		$4,643,346
IRELAND − 0.6%
AIB Group PLC*	194,472	2,178,389
Kerry Group PLC, Class A	15,409	1,366,227
TOTAL IRELAND		$3,544,616
ISRAEL − 0.3%
Bank Hapoalim BM	21,901	543,136
Bank Leumi Le-Israel BM	22,853	550,967
Check Point Software Technologies Ltd.*	1,038	186,331
Elbit Systems Ltd.	257	182,242
Nice Ltd.*	798	85,241
Nova Ltd.*	331	164,451
TOTAL ISRAEL		$1,712,368
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)
Description	Number of Shares	Value
ITALY − 1.1%
FinecoBank Banca Fineco SpA	179,573	$4,757,351
Ryanair Holdings PLC	40,952	1,388,799
TOTAL ITALY		$6,146,150
JAPAN − 13.8%
77 Bank Ltd. (The)	6,466	353,299
ABC-Mart, Inc.	25,413	406,664
ADEKA Corp.	16,854	499,325
Advantest Corp.	8,329	1,372,649
Aica Kogyo Co. Ltd.	18,496	419,494
and ST HD Co. Ltd.	11,428	205,358
ARE Holdings, Inc.	24,814	582,029
As One Corp.	19,943	299,158
Asahi Group Holdings Ltd.#	75,187	783,400
ASKUL Corp.	32,180	283,831
Bandai Namco Holdings, Inc.	7,707	199,697
BIPROGY, Inc.	5,431	179,922
Chugai Pharmaceutical Co. Ltd.	12,631	718,309
CyberAgent, Inc.	20,264	183,379
Dai-ichi Life Holdings, Inc.	132,630	1,159,098
Daiichi Sankyo Co. Ltd.	62,674	1,148,510
Daiseki Co. Ltd.	16,503	370,027
Daito Trust Construction Co. Ltd.	21,804	441,687
Denso Corp.	27,970	387,308
dip Corp.#	33,533	444,405
DTS Corp.	60,450	491,381
en, Inc.	15,940	147,802
Fuji Corp.	20,150	495,808
Fujimi, Inc.	17,035	300,501
Fuso Chemical Co. Ltd.	18,950	911,011
Future Corp.#	38,947	477,149
GMO Payment Gateway, Inc.	8,872	512,278
Hikari Tsushin, Inc.	1,347	369,999
Hitachi Ltd.	49,809	1,725,420
Honda Motor Co. Ltd.	39,287	394,749
Isuzu Motors Ltd.	330,364	5,304,695
ITOCHU Corp.	64,615	822,927
Jeol Ltd.	5,417	217,296
JGC Holdings Corp.	22,001	307,425
Kaga Electronics Co. Ltd.	17,293	431,878
Kakaku.com, Inc.	25,007	340,946
KDDI Corp.	209,851	3,534,354
Keyence Corp.	2,115	771,327
KH Neochem Co. Ltd.	25,864	424,827
Kyowa Kirin Co. Ltd.	14,887	240,918
LaSalle Logiport REIT	567	575,207
Lintec Corp.	14,273	439,460
M3, Inc.	26,394	325,832
Marubeni Corp.	9,111	301,129
Maruwa Co. Ltd.	1,504	462,979
Mebuki Financial Group, Inc.	59,999	451,078
MISUMI Group, Inc.	59,999	989,386
Mitsubishi Corp.	34,983	926,114
Mitsubishi Estate Co. Ltd.	6,425	163,573
Mitsubishi Gas Chemical Co., Inc.	24,717	489,197
Mitsubishi Heavy Industries Ltd.	34,843	1,017,417
Description	Number of Shares	Value
Mitsubishi UFJ Financial Group, Inc.	328,647	$5,955,612
Mizuho Financial Group, Inc.	43,298	1,897,715
MS&AD Insurance Group Holdings, Inc.	36,691	932,211
Nichicon Corp.	27,067	294,176
Nintendo Co. Ltd.	12,000	779,659
Nippon Soda Co. Ltd.	20,150	479,793
Nissan Chemical Corp.	18,496	636,174
NTT, Inc.	479,692	480,126
Open Up Group, Inc.	37,894	454,454
Optorun Co. Ltd.	16,691	220,231
OSG Corp.	20,794	351,157
Otsuka Holdings Co. Ltd.	19,438	1,160,678
Persol Holdings Co. Ltd.	348,717	609,286
Recruit Holdings Co. Ltd.	30,447	1,593,569
Relo Group, Inc.	33,834	383,026
Resona Holdings, Inc.	31,578	365,139
Roland Corp.	16,541	406,685
Sansan, Inc.*	12,801	123,659
Sega Sammy Holdings, Inc.	34,135	533,883
Sekisui House Ltd.#	21,203	471,026
Shin-Etsu Chemical Co. Ltd.	49,365	1,636,037
Shionogi & Co. Ltd.	55,034	1,128,702
Ship Healthcare Holdings, Inc.	22,857	376,101
SIGMAXYZ Holdings, Inc.	96,540	486,568
SMC Corp.	755	293,443
SoftBank Group Corp.	41,552	1,141,901
Sony Group Corp.	122,793	2,740,547
Sumitomo Mitsui Financial Group, Inc.	40,119	1,418,527
Sumitomo Mitsui Trust Group, Inc.	32,997	1,091,229
Suzuki Motor Corp.	49,473	673,397
T&D Holdings, Inc.	29,924	735,338
TechMatrix Corp.	37,293	509,417
THK Co. Ltd.	6,956	206,576
Tokio Marine Holdings, Inc.	62,977	2,330,507
Tokyo Electron Ltd.	17,763	4,741,468
Tokyo Seimitsu Co. Ltd.	2,712	244,459
Toyo Suisan Kaisha Ltd.	4,361	310,816
Toyo Tanso Co. Ltd.	11,082	386,681
Toyota Motor Corp.	139,626	3,161,343
Toyota Tsusho Corp.	9,660	349,922
Ulvac, Inc.	10,677	572,623
Ushio, Inc.	20,451	366,046
Valqua Ltd.	16,391	461,778
Yamato Kogyo Co. Ltd.	5,290	381,471
TOTAL JAPAN		$78,674,768
KAZAKHSTAN − 0.3%
Kaspi.KZ JSC, ADR*	23,115	1,760,670
MACAU − 0.0%**
Galaxy Entertainment Group Ltd.	40,463	206,145
MEXICO − 1.5%
Controladora Vuela Cia de Aviacion SAB de CV, ADR*	111,061	1,080,624
Corp Inmobiliaria Vesta SAB de CV, ADR	69,572	2,152,558
Esentia Energy Development SAB de CV*	316,300	903,145
Grupo Financiero Banorte SAB de CV, Class O	207,720	2,341,783
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
Description	Number of Shares	Value
Wal-Mart de Mexico SAB de CV	620,400	$1,968,836
TOTAL MEXICO		$8,446,946
NETHERLANDS − 3.0%
Akzo Nobel NV	19,760	1,388,955
Arcadis NV	35,185	1,577,341
ASML Holding NV	4,155	5,986,987
Heineken NV	18,023	1,481,349
ING Groep NV	74,178	2,182,346
Koninklijke KPN NV	456,763	2,224,170
Koninklijke Philips NV	73,390	2,099,137
Magnum Ice Cream Co. NV (The)*	9,096	161,494
TOTAL NETHERLANDS		$17,101,779
NEW ZEALAND − 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	10,201	238,986
Xero Ltd.*	2,146	140,097
TOTAL NEW ZEALAND		$379,083
NORWAY − 1.0%
DNB Bank ASA	92,389	2,654,487
Equinor ASA	124,012	3,309,390
TOTAL NORWAY		$5,963,877
PERU − 0.4%
Credicorp Ltd.	5,963	2,127,777
POLAND − 0.2%
Allegro.eu SA*	127,799	1,051,024
PORTUGAL − 0.2%
Jeronimo Martins SGPS SA	48,115	1,135,529
SINGAPORE − 0.7%
CapitaLand Ascendas REIT	115,914	259,693
DBS Group Holdings Ltd.	23,000	1,070,356
Grab Holdings Ltd., Class A*	151,678	652,215
Keppel Ltd.	36,824	316,395
Oversea-Chinese Banking Corp. Ltd.	40,452	675,101
Sea Ltd., ADR*	3,928	457,573
Singapore Telecommunications Ltd.	94,618	341,401
TOTAL SINGAPORE		$3,772,734
SOUTH AFRICA − 1.7%
Anglo American PLC	143,680	6,700,282
Naspers Ltd., Class N	44,505	2,731,670
TOTAL SOUTH AFRICA		$9,431,952
SOUTH KOREA − 4.9%
Coupang, Inc.*	69,412	1,399,346
HD Hyundai Marine Solution Co. Ltd.	7,669	977,140
Hyundai Motor Co.	10,231	3,553,911
Samsung Electronics Co. Ltd.	110,964	12,373,018
SK hynix, Inc.	12,382	7,819,396
SK Telecom Co. Ltd.	31,665	1,594,909
TOTAL SOUTH KOREA		$27,717,720
SPAIN − 1.8%
Banco Santander SA	158,751	2,028,532
Bankinter SA	123,142	2,104,835
Description	Number of Shares	Value
Industria de Diseno Textil SA	90,464	$5,897,733
TOTAL SPAIN		$10,031,100
SWEDEN − 1.6%
AAK AB	45,715	1,272,784
Atlas Copco AB, Class A	143,619	2,962,671
Sandvik AB	47,421	1,872,351
Trelleborg AB, Class B	29,613	1,196,821
Volvo AB, Class B#	58,363	2,122,886
TOTAL SWEDEN		$9,427,513
SWITZERLAND − 1.2%
Galderma Group AG	9,898	1,842,471
Helvetia Baloise Holding AG	5,532	1,400,443
Sulzer AG	6,988	1,502,368
UBS Group AG	47,715	2,246,102
TOTAL SWITZERLAND		$6,991,384
TAIWAN − 6.5%
ASPEED Technology, Inc.	10,774	3,040,137
MediaTek, Inc.	55,194	3,086,795
Quanta Computer, Inc.	228,709	2,034,907
Realtek Semiconductor Corp.	43,600	669,863
Taiwan Semiconductor Manufacturing Co. Ltd.	502,616	28,349,012
TOTAL TAIWAN		$37,180,714
THAILAND − 0.3%
True Corp. PCL, NVDR	4,249,226	1,566,535
TURKEY − 0.5%
MLP Saglik Hizmetleri AS*	111,223	1,207,194
Yapi ve Kredi Bankasi AS*	1,889,132	1,784,569
TOTAL TURKEY		$2,991,763
UNITED ARAB EMIRATES − 0.5%
Abu Dhabi Islamic Bank PJSC	205,665	1,363,073
Aldar Properties PJSC	483,223	1,261,840
TOTAL UNITED ARAB EMIRATES		$2,624,913
UNITED KINGDOM − 10.1%
AstraZeneca PLC	18,613	3,463,797
Babcock International Group PLC	94,581	1,857,176
BAE Systems PLC	127,808	3,452,251
Beazley PLC	141,920	2,200,243
British American Tobacco PLC	43,229	2,588,509
Bunzl PLC	67,838	1,901,079
Genuit Group PLC	441,219	2,007,442
HSBC Holdings PLC	202,350	3,559,088
ICG PLC	115,632	2,871,785
London Stock Exchange Group PLC	14,070	1,563,703
National Grid PLC	212,999	3,598,039
QinetiQ Group PLC	177,187	1,215,906
Reckitt Benckiser Group PLC	78,238	6,521,910
Rotork PLC	454,182	2,197,553
RS Group PLC	161,975	1,484,978
Serco Group PLC	431,699	1,772,146
Smith & Nephew PLC	106,654	1,812,575
Smiths Group PLC	103,261	3,546,559
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)
Description	Number of Shares	Value
Standard Chartered PLC	85,957	$2,190,071
Tate & Lyle PLC	344,338	1,774,445
Tesco PLC	301,800	1,755,940
Unilever PLC	68,027	4,598,852
TOTAL UNITED KINGDOM		$57,934,047
UNITED STATES − 5.9%
CyberArk Software Ltd.*	456	196,458
Haleon PLC	415,337	2,153,389
Holcim AG*	20,327	2,091,468
Monday.com Ltd.*	459	52,670
Nestle SA	27,735	2,634,475
Novartis AG	54,008	8,007,757
Philip Morris International, Inc.	23,057	4,137,348
QIAGEN NV	32,948	1,742,665
Roche Holding AG	23,776	10,786,163
Roche Holding AG	344	158,417
Schneider Electric SE	5,876	1,687,648
TOTAL UNITED STATES		$33,648,458
TOTAL COMMON STOCKS (Cost $335,855,649)		$540,755,470
EXCHANGE-TRADED FUNDS − 3.2%
iShares MSCI India ETF*,#	312,769	16,182,668
iShares MSCI Saudi Arabia ETF#	49,621	1,977,893
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,048,055)		$18,160,561
MONEY MARKET FUND − 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%^	7,544,047	7,544,047
TOTAL MONEY MARKET FUND (Cost $7,544,047)		$7,544,047

Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 3.8%
REPURCHASE AGREEMENTS − 3.8%
Bank of Montreal, 3.67%, dated 1/30/26, due 2/02/26, repurchase price $3,790,316, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 9/20/50 to 11/20/65; total market value of $3,864,940.	$3,789,157	3,789,157
Description	Par Value	Value
CF Secured LLC, 3.68%, dated 1/30/26, due 2/02/26, repurchase price $3,057,448, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 2/28/27 to 9/20/65; total market value of $3,117,642.	$3,056,511	$3,056,511
Citadel Securities LLC, 3.71%, dated 1/30/26, due 2/02/26, repurchase price $4,032,264, collateralized by U.S. Treasury Securities, 0.00% to 4.50%, maturing 2/15/26 to 11/15/55; total market value of $4,112,910.	4,031,018	4,031,018
Citigroup Global Markets Ltd., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $3,790,316, collateralized by U.S. Government Agency Securities, 3.50% to 7.50%, maturing 11/01/49 to 1/20/56; total market value of $3,864,940.	3,789,157	3,789,157
HSBC Securities USA, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $1,308,832, collateralized by U.S. Treasury Securities, 3.88% to 4.50%, maturing 12/31/31 to 5/15/43; total market value of $1,334,601.	1,308,432	1,308,432
HSBC Securities USA, Inc., 3.68%, dated 1/30/26, due 2/02/26, repurchase price $2,026,478, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.00%, maturing 11/20/30 to 1/20/56; total market value of $2,066,374.	2,025,857	2,025,857
RBC Dominion Securities, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $3,790,316, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 7/31/30 to 5/01/54; total market value of $3,864,942.	3,789,157	3,789,157
TOTAL REPURCHASE AGREEMENTS (Cost $21,789,289)		$21,789,289
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $21,789,289)		$21,789,289
TOTAL INVESTMENTS − 103.1% (Cost $381,237,040)		$588,249,367
COLLATERAL FOR SECURITIES ON LOAN − (3.8%)		(21,789,289)
OTHER ASSETS LESS LIABILITIES – 0.7%		4,262,982
TOTAL NET ASSETS – 100.0%		$570,723,060
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$12,313,106	$—	$—	$12,313,106
Austria	8,715,051	—	—	8,715,051
Belgium	4,792,828	—	—	4,792,828
Brazil	9,310,518	—	—	9,310,518
Canada	38,894,580	—	—	38,894,580
Chile	2,754,685	—	—	2,754,685
China	38,005,691	—	—	38,005,691
Czech Republic	414,519	—	—	414,519
Denmark	6,493,808	—	—	6,493,808
Finland	1,341,313	—	—	1,341,313
France	27,437,695	—	—	27,437,695
Germany	27,732,160	—	—	27,732,160
Greece	3,922,181	—	—	3,922,181
Hong Kong	13,276,007	—	—	13,276,007
Hungary	1,656,207	—	—	1,656,207
India	7,482,210	—	—	7,482,210
Indonesia	4,643,346	—	—	4,643,346
Ireland	3,544,616	—	—	3,544,616
Israel	1,712,368	—	—	1,712,368
Italy	6,146,150	—	—	6,146,150
Japan	78,674,768	—	—	78,674,768
Kazakhstan	1,760,670	—	—	1,760,670
Macau	206,145	—	—	206,145
Mexico	8,446,946	—	—	8,446,946
Netherlands	17,101,779	—	—	17,101,779
New Zealand	379,083	—	—	379,083
Norway	5,963,877	—	—	5,963,877
Peru	2,127,777	—	—	2,127,777
Poland	1,051,024	—	—	1,051,024
Portugal	1,135,529	—	—	1,135,529
Singapore	3,772,734	—	—	3,772,734
South Africa	9,431,952	—	—	9,431,952
South Korea	27,717,720	—	—	27,717,720
Spain	10,031,100	—	—	10,031,100
Sweden	9,427,513	—	—	9,427,513
Switzerland	6,991,384	—	—	6,991,384
Taiwan	37,180,714	—	—	37,180,714
Thailand	1,566,535	—	—	1,566,535
Turkey	2,991,763	—	—	2,991,763
United Arab Emirates	2,624,913	—	—	2,624,913
United Kingdom	57,934,047	—	—	57,934,047
United States	33,648,458	—	—	33,648,458
Exchange-Traded Funds	18,160,561	—	—	18,160,561
Money Market Fund	7,544,047	—	—	7,544,047
Repurchase Agreements	—	21,789,289	—	21,789,289
Total Investments in Securities	$566,460,078	$21,789,289	$—	$588,249,367
Other Financial Instruments!
Financial Futures Contracts	$181,484	$—	$—	$181,484
Total Assets - Other Financial Instruments	$181,484	$—	$—	$181,484

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

¢	Country classifications are based on primary country of risk.
*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Corporation
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SpA	Societa per Azioni
SPI	Share Price Index
At January 31, 2026, the sector classifications of the Fund’s investments were as follows:

% of Net Assets
Financials	22.8%
Information Technology	15.6%
Industrials	13.6%
Consumer Discretionary	8.7%
Health Care	8.5%
Consumer Staples	6.9%
Materials	6.2%
Communication Services	5.1%
Energy	3.3%
Utilities	2.5%
Real Estate	1.5%
Other	5.3%
100.0%
At January 31, 2026, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index	March 2026	57	$8,577,537	$8,759,021	$181,484	$—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$181,484	$—
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 January 31, 2026 (unaudited)